Amounts recognized in accumulated other comprehensive income that have not been recognized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 1,988	$ 3,371	$ 4,060
Total	$ 1,988	$ 3,371	$ 4,060